MONTEREY
MUTUAL
FUND



Semi-Annual Report
May 31, 1997



                              MONTEREY MUTUAL FUND
                     Schedules of Investments - May 31, 1997
                                   (Unaudited)


MURPHY NEW WORLD TECHNOLOGY
CONVERTIBLE FUND
--------------------------------------------------------------------------------
Principal
Value                                                   Value
--------------------------------------------------------------------------------
LONG TERM INVESTMENTS 36.67%

            CONVERTIBLE BONDS 36.67%
110,000     Convex Computer Corp Convertible ........ $106,563
426,000     Glycomed Inc Convertible ................  385,530
 75,000     Macneal-Schwendler Corp Convertible .....   73,406

                                                       565,499

TOTAL LONG TERM INVESTMENTS
            (cost $556,521) .........................  565,499

SHORT TERM INVESTMENTS 4.80%
74,000      Star Treasury Fund
            (cost $74,000) ..........................   74,000

TOTAL INVESTMENTS
            (cost $630,521) ...  41.47% .............  639,499

OTHER ASSETS LESS LIABILITIES .. 58.53%                902,650

TOTAL NET ASSETS .............. 100.00%            $ 1,542,149
                                ======             ===========


   OCM GOLD FUND
--------------------------------------------------------------------------------
   Shares                                              Value
--------------------------------------------------------------------------------
   COMMON STOCKS 92.64%
            MAJOR GOLD PRODUCERS 32.21%
  5,000     Barrick Gold Corp .......................  126,250
 10,000     Homestake Mining Co .....................  138,750
  3,500     Newmont Mining Corp .....................  136,937
  7,500     Placer Dome Inc .........................  136,875
                                                       -------
                                                       538,812
                                                       -------



OCM GOLD FUND (continued)
--------------------------------------------------------------------------------
Shares                                                 Value
--------------------------------------------------------------------------------
            INTERMEDIATE GOLD PRODUCERS 11.23%
 13,000     Amax Gold Inc.* ........................  $ 86,125
  5,000     Ashanti Goldfields Ltd.* ...............    65,000
  6,000     Battle Mountain Gold Co. ...............    36,750
                                                       -------
                                                       187,875
                                                       -------
            MID-TIER GOLD PRODUCERS 14.23%
  1,000     Getchell Gold Corp.* ...................    39,875
 13,000     Goldcorp Class A* ......................    97,500
  2,500     Pioneer Group ..........................    62,344
  6,000     TVX Gold Inc.* .........................    38,250
                                                        ------
                                                       237,969
                                                       -------

            JUNIOR GOLD PRODUCERS 11.13%
    8,000   Alta Gold Co.* .........................    23,625
   10,000   Dayton Mining.* ........................    43,494
    4,000   Miramar Mining Corp.* ..................    14,643
   20,000   Richmont Mines Inc.* ...................    77,564
   10,000   River Gold Mines Ltd. ..................    26,821
                                                       -------
                                                       186,147
                                                       -------
            EXPLORATION AND DEVELOPMENT
            COMPANIES 9.84%
   20,000   Britannia Gold Corp.* ..................    13,773
    5,000   Crown Resources Corp.* .................    33,750
   30,000   Franc-Or Resources Corp.* ..............    19,572
   20,000   Gold Standard Inc.* ....................    15,937
   10,000   Golden Queen Mining Ltd.* ..............    19,754
   25,000   Omni Resources Inc.* ...................    12,686
   30,000   South American Gold & Copper Ltd.* .....    21,530
   20,000   U.S. Gold Corp.* .......................    19,687
   99,500   Venoro Gold Corp., Class "A"* ..........     7,934
                                                       -------
                                                       164,623
                                                       -------


                       See notes to financial statements


                              MONTEREY MUTUAL FUND
                     Schedules of Investments - May 31, 1997
                                   (Unaudited)

   OCM GOLD FUND
--------------------------------------------------------------------------------
   Shares                                              Value
--------------------------------------------------------------------------------
            PRIMARY SILVER PRODUCERS 4.92%
    3,500   Coeur D'Alene Mines Corp.* ............     $ 47,688
    5,000   Pan American Silver Corp.* ............       34,688
                                                         -------
                                                          82,376
                                                         -------
            PLATINUM/PALLADIUM PRODUCERS 5.55%
    4,000   Stillwater Mining Co.* ................       92,750
                                                          -------

            GOLD MINING ROYALTY COMPANIES 3.53%
    2,000   Euro-Nevada Mining ....................       59,079
                                                         -------
            NON-FERROUS METAL 0%
  100,000   Banner Mining Corp.* ..................            0
                                                         -------

TOTAL COMMON STOCKS
            (cost $ 1,977,921) ....................    1,549,631
                                                       ---------
SHORT TERM INVESTMENTS 4.42%
   74,000   Star Treasury Fund
            (cost $74,000) ........................       74,000
                                                         -------

TOTAL INVESTMENTS
            (cost $2,051,921) ...............  97.06%  1,623,631
            OTHER ASSETS LESS LIABILITIES ...   2.94%     49,175

TOTAL NET ASSETS                              100.00% $1,672,806
                                                      ==========

* Non income producing security




CAMBORNE GOVERNMENT
INCOME FUND
--------------------------------------------------------------------------------
Principal
Value                                                      Value
--------------------------------------------------------------------------------

LONG TERM INVESTMENTS 85.43%
            ASSET BACKED 26.80%
    30,000  Prudential 1993-59 A5 7.125%, due 12/25/20 .   $ 29,466
    75,000  Structured Asset Sec, 6.87%, due 08/25/26 ..     75,633
    43,766  Travelers Mortgage Sec, 12.00%, due 03/1/14.     50,062
                                                            -------
                                                            155,161
                                                            -------
            CORPORATE 11.54%
   100,000  Westvaco Corp, 10.125%, 06/01/19 ...........    109,603
    85,000  W.R. Berkley, 9.875%, due 05/15/08 .........     99,235
                                                            -------
                                                            208,838

            GOVERNMENT AGENCIES 39.09%
   162,605  FNMA CMO 11.00%, due 04/25/07 ..............    174,851
    21,691  GNMA 9.50%, due 09/15/19 ...................     23,482
    37,601  GNMA Arm Pool 8927 6.50%, due 7/20/26 ......     38,071
   145,000  FHR 1617 PN 6.50%, due 11/15/23 ............    134,693
                                                            -------
                                                            371,097
                                                            -------
            U.S. GOVERNMENT SECURITIES 8.00%
    75,000  U.S. Treasury Notes 6.875%, due 07/31/99 ...     75,961
                                                            -------
TOTAL LONG TERM INVESTMENTS
           (cost $ 775,302) ............................    811,057
                                                        -----------
SHORT TERM INVESTMENTS 4.84%
    46,000  Star Treasury Fund
            (cost 46,000) .............................      46,000
                                                        -----------
TOTAL INVESTMENTS
            (cost $821,302) .............. 90.27%           857,057
OTHER ASSETS LESS LIABILITIES ............  9.73%            92,363
                                                        -----------
TOTAL NET ASSETS ........................ 100.00%       $   949,420
                                                        ===========


* Non income producing security

                       See notes to financial statements


                              MONTEREY MUTUAL FUND
                     Schedules of Investments - May 31, 1997
                                   (Unaudited)
                                   (Continued)
PIA EQUITY FUND

--------------------------------------------------------------------------------
   Shares                                               Value
--------------------------------------------------------------------------------


            COMMON STOCKS 94.07%
            BUSINESS SERVICES .93%
      550   Donnelly Corp. ..........................   $ 9,350
                                                        -------
            CHEMICALS 2.45%
      600   Olin Corp. ..............................    24,600
                                                        -------

            COMMUNICATIONS 10.82%
    1,090   Hummingbird Communication Ltd.* .........    31,337
    1,100   P-Com Inc.* .............................    35,338
    1,260   Sawtek Inc.* ............................    42,053
                                                        -------
                                                        108,728
                                                        -------

            COMPUTER & RELATED 18.93%
      730   Ascend Communications Inc.* .............    40,743
      400   CDW Computer Centers Inc.* ..............    19,750
      400   Cabletron Systems Inc.* .................    17,600
      800   Cisco Systems Inc.* .....................    54,050
      750   Oracle Corp.* ...........................    35,016
      400   Tektronix Inc.* .........................    22,950
                                                        -------
                                                        190,109
                                                        -------

            CONTAINERS 1.81%
      400   Mid-Ocean Ltd, Ord. A ...................    18,150
                                                        -------

            DRUGS 3.05%
      780   Watson Pharmaceutical Inc.* .............    30,664
                                                        -------

            FINANCIAL SERVICES 4.63%
    1,750   Aames Financial .........................    22,531
    1,000   Capstead Mortgage Corp. .................    24,000
                                                        -------
                                                         46,531
                                                        -------


                              MONTEREY MUTUAL FUND
                     Schedules of Investments - May 31, 1997
                                   (Unaudited)
                                   (Continued)
PIA EQUITY FUND (Continued)

--------------------------------------------------------------------------------
   Shares                                                Value
--------------------------------------------------------------------------------
            FOOD & RELATED 6.01%
    1,300   Food Lion Inc., Cl A ...................    $ 8,734
    1,400   Herbalife International Inc. ...........     28,875
      900   Hormel Foods Corp. .....................     22,725
   60,334

            FORESTRY & PAPER PRODUCTS 3.17%
    1,400   Republic Group Inc. ....................     23,100
      580   Rock-Tenn Co., Cl A* ...................      8,773
   31,873

            MEDIA & PUBLISHING 3.60%
      660   CBT Group* .............................     36,217

            MEDICAL & RELATED 2.07%
    1,000   Arterial Vascular Engineering* .........     20,812

            METALS & MINING .84%
      200   Cleveland-Cliffs Inc. ..................      8,450

            OIL, ENERGY & NATURAL GAS 3.68%
      250   Eastern Enterprises ....................      8,625
      350   Piedmont Natural Gas Co. ...............      8,531
      600   Ultramar Diamond Shamrock Corp. ........     19,800
                                                         ------
                                                         36,956
                                                         ------

            RESTAURANTS 3.70%
      640   Bob Evans Farms .........................     9,080
    1,200   Wendy's Intl ............................    28,050
                                                         ------
                                                         37,130
                                                         ------

                       See notes to financial statements




                              MONTEREY MUTUAL FUND
                     Schedules of Investments - May 31, 1997
                                   (Unaudited)
                                   (Continued)
PIA EQUITY FUND (Continued)

--------------------------------------------------------------------------------
   Shares                                               Value
--------------------------------------------------------------------------------
          RETAIL 13.43%
  4,200   Ames Department Stores* .................     $33,994
  1,080   Bed Bath & Beyond* ......................      30,780
  1,500   Brown Group Inc. ........................      27,000
    800   Kohl's Corp.* ...........................      43,100
                                                        -------
                                                        134,874
                                                        -------

          TEXTILES & RELATED 4.80%
    940   Lee Enterprises Inc. ....................      23,735
    800   Russell Corp. ...........................      24,500
                                                        -------
                                                         48,235
                                                        -------

          TRANSPORTATION &
          EQUIPMENT 9.22%
    330   Comair Holdings Inc. .....................      8,539
    400   GATX Corp. ...............................     22,700
    660   Illinois Central Corp., Ser A ............     23,843
    600   Quintriles Trans National Corp.* .........     37,500
                                                        -------
                                                         92,582
                                                        -------

          UTILITIES   .93%
    530   Public Service Co., of New Mexico ........      9,341
                                                        -------

TOTAL COMMON STOCKS
         (Cost  $688,758)                               944,936
 ...................................................    -------
SHORT TERM INVESTMENTS 3.86%
 38,724   Star Treasury Fund
           (Cost $38,724) .........................      38,724
                                                        -------
TOTAL INVESTMENTS
           (Cost $727,482) ............... 97.92%       983,660
          Other assets less liabilities ..  2.08%        20,849
                                                        -------
TOTAL NET ASSETS ........................ 100.00%   $ 1,004,509
                                                      =========

MURPHY NEW WORLD
BIOTECHNOLOGY FUND

--------------------------------------------------------------------------------
   Shares                                               Value
--------------------------------------------------------------------------------
            COMMON STOCKS 73.21%
            BIOTECHNOLOGY 69.57%
   3,300    Amylin Pharma Inc.* ...................    $ 42,694
   2,200    Anergen Inc.* .........................       6,462
   2,000    Arqule Inc.* ..........................      37,000
   3,000    Arris Pharmaceutical Corp.* ...........      40,125
   2,200    Chiron Corp.* .........................      41,662
   1,500    Cocensys Inc.* ........................       5,859
   1,800    Corvas Intl Inc.* .....................      11,475
   2,500    Cytel Corp.* ..........................       4,766
   4,600    Geron Corp.* ..........................      40,250
   3,700    Idec Pharmaceuticals* .................      83,019
  14,000    Insite Vision Inc.* ...................      86,625
   1,400    ISIS Pharmaceuticals* .................      21,963
   3,100    Ligand Pharmaceuticals Inc. CL B* .....      36,425
   4,600    Neurocrine* ...........................      44,275
     600    Pharmacyclics Inc.* ...................       9,712
   1,700    Ribozyme Pharmaceuticals Inc.* ........      18,594
   7,000    SCIOS* ................................      44,187
   1,600    Sequana Therapeutics Inc.* ............      19,200
   2,900    Sugen Inc.* ...........................      36,069
   2,500    Vical Inc.* ...........................      31,406
  20,500    Xoma Corp.* ...........................     104,422
                                                        766,190

            PHARMACEUTICAL 3.64%
   1,700    Synaptic Pharmaceutical Corp.* ........      22,419
   3,800    Trega Biosciences Inc.* ...............      17,575
                                                        -------
                                                         39,994
                                                        -------


                       See notes to financial statements

                             MONTEREY MUTUAL FUND
                     Schedules of Investments - May 31, 1997
                                   (Unaudited)


MURPHY NEW WORLD
BIOTECHNOLOGY FUND

--------------------------------------------------------------------------------
   Shares                                               Value
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
              (Cost $785,297) ....................    $  806,184

SHORT TERM INVESTMENTS 2.54%
 28,000     Star Treasury Fund
              (Cost $28,000) .....................        28,000

TOTAL INVESTMENTS
              (Cost $813,297) ............  75.75%       834,184
OTHER ASSETS LESS LIABILITIES. ...........  24.25%       267,002
                                                     -----------
TOTAL NET ASSETS                           100.00%   $ 1,101,186
                                                     ===========
MURPHY NEW WORLD
BIOTECHNOLOGY FUND

--------------------------------------------------------------------------------
   Shares                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS 87.24%
            BIOTECHNOLOGY 18.46%
  1,000     Amylin Pharmaceuticals Inc.* ..........   $  12,938
  5,000     Anergen Inc.* .........................      14,688
  1,500     Arris Pharmaceuticals Corp.* ..........      20,063
  4,000     Celtrix Pharmaceuticals Inc.* .........      11,750
  2,000     Cocensys Inc.* ........................       7,813
    800     Cortex Pharmaceuticals Inc.* ..........       2,775
  2,000     Corvas International Inc.* ............      12,750
  5,000     Cytel Corp.* ..........................       9,531
  1,500     Isis Pharmaceuticals* .................      23,531
  1,500     Ligand Pharmaceutical Inc. C1 B* ......      17,625
  2,000     Ribozyme Pharmaceuticals Inc.* ........      21,875
  1,500     Sequana Therapeutics Inc.* ............      18,000
  2,000     Sugen, Inc.* ..........................      24,875
  1,800     Vical Inc.* ...........................      22,612
  5,000     XOMA Corp.* ...........................      25,469
                                                       --------
                                                        246,295
                                                       --------


MURPHY NEW WORLD
BIOTECHNOLOGY FUND

--------------------------------------------------------------------------------
   Shares                                                Value
--------------------------------------------------------------------------------
            COMMUNICATIONS 10.24%
    600     Octel Communications Corp.* ..........        11,512
  7,000     Premisys Communications Corp.* .......        99,312
  6,200     Sync Rash Inc.* ......................        25,769
                                                         -------
                                                         136,593
                                                         -------

            COMPUTERS 29.11%
  2,000     Adaptive Solutions Inc.* .............       $ 1,469
    500     Adobe Systems Inc. ...................        22,391
  1,900     Applied Magnetics Corp. Com.* ........        47,263
  2,500     Euphonix, Inc.* ......................         9,297
  4,000     Informix Corp. Com.* .................        36,125
  6,000     Intelligent Electrics Inc. Com.* .....        15,937
    200     Intel Corp. ..........................        30,287
  6,900     Macromedia Inc.* .....................        69,431
  2,700     Read-Rite Corp. ......................        56,194
 10,000     Ross Systems Inc.* ...................        36,562
  1,000     Seagate Technology Inc.* .............        40,625
  1,000     Sequent Computer Systems Inc.* .......        16,812
  1,000     Sonic Solutions* .....................         6,000
                                                         -------
                                                         388,393
                                                         -------

            MEDICAL DEVICES 4.15%
 2,000      Abaxis Inc.* .........................         5,625
   300      Biocircuits Corp.* ...................           281
 8,000      Insite Vision Inc. ...................        49,500
                                                         -------
                                                          55,406
                                                         -------

            PHARMACEUTICALS 6.64%
 4,200      Synaptic Pharmaceutical Corp. Com.* ...       55,387
 7,200      Trega Biosciences Inc.* ...............       33,300
                                                         -------
                                                          88,687
                                                         -------

                       See notes to financial statements


                             MONTEREY MUTUAL FUND
                     Schedules of Investments - May 31, 1997
                                   (Unaudited)

MURPHY NEW WORLD
BIOTECHNOLOGY FUND

--------------------------------------------------------------------------------
   Shares                                              Value
--------------------------------------------------------------------------------
            SEMI-CONDUCTORS 18.64%
    800     Applied Materials Inc.* ..............     $  52,150
  1,000     Cirrus Logic Inc.* ...................        12,063
  2,000     Cypress Semiconductors Corp.* ........        28,500
  2,500     Genus Inc.* ..........................        14,453
  6,000     Mattson Technology Inc.* .............        63,375
 25,000     Seeq Technology Inc.* ................        61,328
  2,000     Trikon Technologies Inc.* ............        16,875
                                                        --------
                                                         248,744
                                                        --------

TOTAL COMMON STOCKS
            (cost $1,123,932) ....................     1,164,118
                                                       ---------

SHORT TERM INVESTMENTS 4.18%
  55,823    Star Treasury Fund
               (Cost $55,823) ....................        55,823

TOTAL INVESTMENTS
                (cost $1,179,755) ......... 91.42%     1,219,941

COMMON STOCKS SOLD SHORT
(200) QUALCOMM INC. (PROCEEDS $6823) ...... (.72%)        (9,637)
OTHER ASSETS LESS LIABILITIES ............. 9.30%        124,080
                                                        --------

TOTAL NET ASSETS ........................ 100.00%      1,334,384
                                                       =========


PIA SHORT TERM GOVERNMENT FUND
--------------------------------------------------------------------------------
Principal
Value                                                    Value
--------------------------------------------------------------------------------
LONG TERM INVESTMENTS 88.09%
               ASSET BACKED 4.61%
     1,331     Bear Stearns 1987-2B, due 02/20/15 ....  $   1,333
   229,000     Prudential Home Ser 1993-59,
                 due 12/25/20 ........ ...............    224,921
 1,000,000     Sallie Mae, due 02/11/98 ..............    990,625
                                                        ---------
                                                        1,216,879
                                                        ---------
               GOVERNMENT AGENCIES 39.36%
   500,000     FHLB L-1998, due 01/15/98 .............    492,500
   363,766     FHLMC 1295 E, due 03/15/04 ............    364,562
    39,047     FHLMC 1300 FA, due 07/15/04 ...........     39,047
   127,493     FHLMC 1444E, due 01/15/00 .............    127,334
   459,456     FHLMC 609231, due 02/01/24 ............    469,219
   555,831     FHLMC Arm 755204, due 08/01/15 ........    578,064
   202,745     FHLMC CMO 1210 F, due 01/15/18 ........    203,759
    27,189     FHLMC CMO 1492FD, due 03/15/23 ........     26,645
 1,500,000     FNMA MTN, due 01/06/98 ................  1,486,875
    90,017     FNMA 1991-91 F ........................     90,017
    86,549     FNMA 92-143 G, 6.75%, due 10/25/18 ....     86,766
   781,589     FNMA CMO 91-113 F, 5.189%,
                 due 03/25/02 ........................    770,266
    49,200     FNMA 91-121 F, due 09/25/98 ...........     49,200
    49,433     FNMA 91-79, due 07/25/98 ..............     49,433
 4,755,702     GNMA ARM 80013, due 11/20/26 ..........  4,862,706
   197,409     GNMA ARM 8927, due 07/20/26 ...........    199,876
   493,137     GNMA ARM 8951, due 08/20/26 ...........    499,301
                                                       ----------
                                                       10,395,570
                                                       ----------

                       See notes to financial statements


                             MONTEREY MUTUAL FUND
                     Schedules of Investments - May 31, 1997
                                   (Unaudited)


PIA SHORT TERM GOVERNMENT FUND
(continued)
--------------------------------------------------------------------------------
Principal
Value                                                   Value
--------------------------------------------------------------------------------
            U.S. TREASURY NOTES 44.12%
 2,200,000  U.S. Treasury Note 5.625%, due 01/31/98     $2,197,937
 6,000,000  U.S. Treasury Note 8.875%, due 02/15/99      6,262,500
 1,700,000  U.S. Treasury Note 6.25%, due 02/28/02       1,683,000
 1,500,000  U.S. Treasury Note 6.625%, due 04/30/02      1,507,031
                                                        ----------
                                                        11,650,468
                                                        ----------

TOTAL LONG TERM INVESTMENTS
            (cost $23,191,140) ...................      23,262,917

SHORT TERM INVESTMENTS 10.99%
2,960,000   U.S. Treasury Bill, due 10/16/97
               (cost $2,901,973) .................       2,903,304

TOTAL INVESTMENTS
               (cost $26,093,113) .........  99.08%    $26,166,221
OTHER ASSETS LESS LIABILITIES .............    .92%        241,553

TOTAL NET ASSETS .......................... 100.00%    $26,407,774


PIA GLOBAL BOND FUND
--------------------------------------------------------------------------------
Principal
Value                                                   Value
--------------------------------------------------------------------------------

LONG TERM INVESTMENTS 93.32%
            FOREIGN GOVERNMENT OBLIGATIONS 73.98%
            CANADA
1,200,000   Canadian Government Bond, 7.00%,
              due 09/01/01                              $ 914,089

            GERMANY
  800,000   Bundes Republic Deutschland,
              6.00%, due 07/04/07                         470,789
1,400,000   Bundes Obligation 114, 6.50%,
              due 03/15/00                                872,885

            ITALY
            Bips-Buoni Poliennali, Republic of Italy,
            6.75%, due 02/01/07                         1,143,240
                                                        ---------
                                                        3,401,003
                                                        ---------

            U.S. GOVERNMENT AGENCIES 2.13%
  105,000   FHLMC CMO, 6.50%, due 11/15/23                 97,537
                                                        ---------
            U.S. GOVERNMENT SECURITIES 17.21%
  800,000   U.S. Treasury Notes, 5.875%,
               due 02/15/00                               791,313
                                                        ---------
TOTAL LONG TERM INVESTMENTS
            (cost $4,332,540)                           4,289,853
                                                        ---------
SHORT TERM INVESTMENTS 0.61%
 28,000     Star Treasury Fund
              (cost $28,000)                               28,000
                                                        ---------
TOTAL INVESTMENTS
              (cost $4,360,540) .......... 93.93%       4,317,853
Other assets less liabilities ............  6.07%         279,109
                                                        ---------

TOTAL NET ASSETS ........................ 100.00%     $ 4,596,962
                                                      ===========

                       See notes to financial statements


*  Non income producing security


                              MONTEREY MUTUAL FUND
               Statements of Assets and Liabilities - May 31, 1997
                                   (Unaudited)


                                               Murphy
                                              New World                          Camborne
                                             Technology            OCM          Government             PIA
                                            Convertibles          Gold            Income             Equity
                                            ------------          ----            ------             ------

ASSETS
     Investments in securities, at value
      (See Note 5) .......................      $639,499         $1,623,631        $857,057          $983,660
      Cash ...............................       878,458             74,167          77,887                 0
      Receivable for securities sold .....             0                  0               0                 0
      Receivable for fund shares sold ....             0              9,385             415             7,919
      Income receivable ..................        16,356              1,350          11,863               163
      Due from investment advisers .......         6,160              7,770           5,796             7,184
      Prepaid expenses and other .........        19,376              6,756           7,502            19,943
                                                  ------              -----           -----            ------
      Total Assets                             1,559,849          1,723,059         960,520         1,018,869
                                               ---------          ---------         -------         ---------

LIABILITIES
      Securities sold short, at value ....             0                  0               0                 0
      Payable for securities purchased ...             0             35,925               0                 0
      Accrued expenses and other .........        17,700             14,328          10,261            14,360
      Dividends payable ..................             0                  0             839                 0
                                                  ------             ------          ------            ------
      Total Liabilities                           17,700             50,253          11,100            14,360
                                                  ------             ------          ------            ------

NET ASSETS
      Capital stock, no par value; unlimited
      shares authorized;
      shares outstanding .................     1,325,330          4,208,332       1,238,951           781,785
      Undistributed net investment
      income (loss) ......................       (3,309)           (13,928)             749           (6,675)
      Accumulated net realized gain
      (loss) on investments and
      foreign currencies .................       211,150        (2,093,308)       (326,035)          (26,779)
      Net unrealized appreciation
      (depreciation) on investments
      and foreign currencies .............         8,978          (428,290)          35,755           256,178
                                                   -----          --------           ------           -------
      Net Assets .........................     1,542,149          1,672,806         949,420         1,004,509
                                               =========          =========         =======         =========

CALCULATION OF MAXIMUM OFFERING PRICE
      Net asset value and redemption
      price per share ....................         26.84               7.44           13.51             17.68
      Maximum sales charge
      (4.50% of offering price for
      OCM Gold, Camborne Government
      Income, PIA Equity) ................          0.00               0.35            0.64              0.83
      Offering price to public ...........         26.84               7.79           14.15             18.51
      Shares Outstanding .................        57,463            224,766          70,256            56,801



                       See notes to financial statements

                                                                                      PIA
                                                 Murphy           Murphy          Short Term
                                                New World        New World        Government          PIA
                                              Biotechnology     Technology        Securities      Global Bond
                                              -------------     ----------        ----------      -----------

ASSETS
     Investments in securities, at value
      (See Note 5)                              $834,184        $1,219,941)     $26,166,221        $4,317,853
      Cash                                       239,482             81,264        (80,226)         1,369,928
      Receivable for securities sold                   0                  0         100,186                 0
      Receivable for fund shares sold 13,132                          5,250               0            10,000
      Income receivable                              101                220         341,871            89,271
      Due from investment advisers 5,212                              6,071          11,661                 0
      Prepaid expenses and other                  13,310             39,311          12,723            11,270
                                                  ------             ------          ------            ------
      Total Assets                             1,105,421          1,352,057      26,552,436         5,798,322
                                               ---------          ---------      ----------         ---------

LIABILITIES
      Securities sold short, at value                  0              9,637               0                 0
      Payable for securities purchased 0                                  0               0         1,197,300
      Accrued expenses and other                   4,235              8,036           9,741             2,200
      Dividends payable                                0                  0         134,921             1,860
                                                   -----             ------         -------         ---------
      Total Liabilities                            4,235             17,673         144,662         1,201,360
                                                   -----             ------         -------         ---------


NET ASSETS
      Capital stock, no par value; unlimited
      shares authorized;
      shares outstanding                       1,193,186          1,285,575      26,346,412         4,610,000
      Undistributed net investment
      income (loss)                              (5,471)           (11,520)               0             7,654
      Accumulated net realized gain
      (loss) on investments and
      foreign currencies                       (107,417)             22,958        (11,745)             4,593
      Net unrealized appreciation
      (depreciation) on investments
      and foreign currencies                      20,888             37,371          73,107          (25,285)
                                                  ------             ------          ------          -------
      Net Assets                               1,101,186          1,334,384      26,407,774         4,596,962
                                               =========          =========      ==========         =========


      Calculation of Maximum Offering Price
      Net asset value and redemption
      price per share                               7.32              18.66           10.18             20.43


      Maximum sales charge
      (4.50% of offering price for
      OCM Gold, Camborne Government
      Income, PIA Equity)                           0.00               0.00            0.00              0.00
      Offering price to public                      7.32              18.66           10.18             20.43
      Shares Outstanding                         150,469             71,515       2,593,336           225,029


                        See notes to financial statements



                              MONTEREY MUTUAL FUND
          Statements of Operations-For the Six Months Ended May 31,1997
                                   (Unaudited)




                                            Murphy
                                           New World                          Camborne
                                          Technology            OCM          Government            PIA
                                         Convertibles          Gold            Income            Equity
                                         ------------          ----            ------            ------

INVESTMENT INCOME
   Interest ............................  $    4,646       $   1,562            $ 36,149     $   3,269
   Dividends ...........................      10,848           4,151                   0            24
   Other Income ........................           2               0                   0             0
                                              ------           -----              ------         -----
      Total Investment Income ..........      15,496           5,713              36,149         3,293
                                              ------           -----              ------         -----

EXPENSES
   Distributor fees (Note 4)                     583           7,969                 495         4,044
   Adviser & sub-adviser fees (Note 3) .       4,874           8,050               1,980         4,085
   Transfer agent fees .................       4,914           4,914               4,914         4,914
   Administrative fees (Note 3) ........       8,401           8,401               8,401         8,401
   Custodian fees ......................         854             854                 854           854
   Audit fees ..........................       4,626           4,377               3,631         4,128
   Legal fees ..........................       5,989           5,164               5,164         5,164
   Registration fees ...................       7,669           2,442               2,785         7,964
   Trustees' fees ......................         983           1,050                 983           983
   Insurance expense ...................       (171)           (191)                134)           (4)
   Printing expense ....................       2,131           2,131               2,131         2,131
   Amortization of deferred
     organization expenses .............           0               0                   0             0
   Postage expense .....................         546             546                 546           546
   Other expenses ......................         943             943                 943           943
                                              ------           -----              ------         -----
   Total expenses ......................      47,590          46,650              32,961        44,153
   Less: Expense reimbursement
     from adviser and sub-adviser ......    (28,611)        (27,009)            (27,517)      (34,185)
                                              ------           -----              ------         -----
   Net expenses ........................      18,979          19,641               5,444         9,968
                                              ------           -----              ------         -----
   Net Investment Income (Loss) ........     (3,483)        (13,928)              30,705       (6,675)
                                              ------           -----              ------         -----

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Investments
   and foreign currencies ..............     336,435           7,698            (15,213)      (31,378)
   Net Change in Unrealized Appreciation
      on Investments and foreign
      currencies .......................   (319,204)       (185,031)              6,682)       (8,953)
                                           --------        --------               -----        ------
   Net Gain (Loss) on Investments ......     17,231        (177,333)             (8,531)      (40,331)
                                           --------        --------               -----        ------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations ........   $  13,748      $(191,261)            $ 22,174     $(47,006)
                                           =========      =========             ========     ========


                       See notes to financial statements

*April 1, 1997 (Commencement of operations) through May 31, 1997








                              MONTEREY MUTUAL FUND
          Statements of Operations-For the Six Months Ended May 31,1997
                                   (Unaudited)
                                   (Continued)

                                                                                  PIA
                                            Murphy            Murphy           Short-Term
                                           New World         New World         Government         PIA
                                         Biotechnology      Technology         Securities    Global Bond*
                                         -------------      ----------         ----------    ------------

INVESTMENT INCOME
   Interest ............................   $     458      $      923           $ 682,110     $   8,744
   Dividends ...........................           0               0                  70             0
   Other Income ........................           0               0                   0             0
                                             -------         -------             -------        ------
      Total Investment Income ..........         458             993             682,110         8,744
                                             -------         -------             -------        ------


EXPENSES
   Distributor fees (Note 4) ...........       1,380           3,642               5,545             0
   Adviser & sub-adviser fees (Note 3) .       2,503           5,128              32,499           808
   Transfer agent fees .................       4,914           4,914               4,914         1,481
   Adminsitrative fees (Note 3) ........       8,401           8,401               8,401         2,577
   Custodian fees ......................         854             854                 854           250
   Audit fees ..........................       2,634           2,634               2,633         1,250
   Legal fees ..........................       5,164           5,164               5,225           836
   Registration fees ...................       2,751           7,043               2,342           592
   Trustees' fees ......................         983             983                 950           167
   Insurance expense ...................        (34)              76                  79             0
   Printing expense ....................       2,131           2,131               2,131           750
   Amortization of deferred
      organization expenses ............       1,014           1,014                   0            40
   Postage expense .....................         546             546                 546           175
   Other expenses ......................         943             943                 952           404
   Total expenses ......................      34,184          43,473              67,071         9,330
                                             -------         -------             -------        ------

   Less: Expense reimbursement from
      adviser and sub-adviser ..........    (28,255)        (30,960)            (33,697)       (8,240)
                                             -------         -------             -------        ------
   Net expenses ........................      5,929          12,513              33,374         1,090
                                             -------         -------             -------        ------
   Net Investment income (Loss) ........     (5,471)        (11,520)            648,736         7,654
                                             -------         -------             -------        ------



REALIZED AND UNREALIZED GAIN
   (LOSS ON INVESTMENTS)
   Net Realized Gain (Loss
      Investments and foreign
      currencies .......................    (43,364)          20,776             (7,849)         4,593
   Net Change in Unrealized
     Appreciation on Investments
     and foreign currencies ............      60,943        (73,074)            (22,356)      (25,285)
                                             -------         -------             -------        ------
   Net Gain (Loss on Investments) ......      17,579        (52,298)            (30,205)      (20,692)
                                             -------         -------             -------        ------
   Net Increase (Decrease) in Net
      Assets Resulting from
      Operations .......................    $ 12,108       $(63,818)            $618,531    $ (13,038)
                                            ========       ========             ========    =========

*  April 1, 1997 (Commencement of operations) through May 31, 1997


                       See notes to financial statements

                              MONTEREY MUTUAL FUND
                       Statements of Changes in Net Assets

                                                       MURPHY NEW
                                                    WORLD TECHNOLOGY                           OCM
                                                      CONVERTIBLES                            GOLD
                                              ---------------------------------------------------------------
                                              For the Six         For the         For the Six        For the
                                              months ended      year ended       months ended      year ended
                                                 May 31,          Nov.30,           May 31,          Nov.30,
                                                  1997             1996              1997             1996
                                                  ----             ----              ----             ----
                                               (Unaudited)                        (Unaudited)
                                              ---------------------------------------------------------------


OPERATIONS
   Net investment income (loss) ...........   $     3,483         $     553     $  (13,928)      $  (21,724)
   Net realized gain (loss) on
     investments and foreign currencies ...       336,435           212,958           7,698          214,071
   Net change in unrealized appreciation
     on investments and foreign
      currencies ..........................     (319,204)          106,973)       (185,031)        (126,563)
                                                --------           -------        --------         --------
   Net increase (decrease) in net assets
   resulting from operations ..............        13,748           320,484       (191,261)           65,784
                                                 --------           -------        --------         --------
   Net equalization (debits) credits ......             0                 0               0                0
                                                 --------           -------        --------         --------

DIVIDENDS PAID TO SHAREHOLDERS
   Dividends from net investment income ...             0           (1,285)               0                0
   Dividends from capital gain ............             0                 0               0                0
                                                 --------           -------        --------         --------
                                                        0           (1,285)               0                0
                                                 --------           -------        --------         --------

Fund Share Transactions
   Net proceeds from shares sold ..........       121,462           326,564         643,757        2,501,816
   Dividends reinvested ...................             0             1,195               0                0
   Payment for shares redeemed ............     (152,620)         (464,611)       (310,558)      (1,457,789)
                                                --------          --------        --------       ----------
   Net increase (decrease) in net assets
     from fund share transactions .........      (31,158)         (136,852)         333,199        1,044,027
                                                --------          --------        --------       ----------
   Net increase (decrease) in net assets ..      (17,410)           182,347         141,938       1,109,811)
   NET ASSETS, Beginning of Period ........     1,559,559         1,377,212       1,530,868          421,057
                                                ---------         ---------       ---------          -------
   NET ASSETS, End of Period ..............  $  1,542,149      $  1,559,559    $  1,672,806     $  1,530,868
                                             ============      ============    ============     ============

Changes in Shares Outstanding
   Shares sold ............................         4,552            13,949          79,195          266,932
   Shares issued on reinvestment
     of dividends .........................             0                56               0                0
   Shares redeemed ........................       (5,628)          (19,771)        (39,053)        (153,575)
                                                  ------           -------         -------         --------
   Net Increase (decrease) in
      shares outstanding ..................       (1,076)           (5,766)          40,142          113,357
                                                  ======            ======           ======          =======


                        See notes to financial statements

*Commencement of operations





                              MONTEREY MUTUAL FUND
                       Statements of Changes in Net Assets
                                   (Continued)


                                   CAMBORNE                                                          MURPHY
                                  GOVERNMENT                        PIA                              NEW WORLD
                                    INCOME                        EQUITY                            TECHNOLOGY
                         -------------------------------------------------------------------------------------------
                           For the Six       For the       For the Six       For the       For the Six      For the
                          months ended     year ended     months ended     year ended     months ended    year ended
                             May 31,         Nov.30          May 31,         Nov.30          May 31,        Nov.30,
                              1997            1996            1997            1996            1997           1996
                              ----            ----            ----            ----            ----           ----
                           (Unaudited)                     (Unaudited)                     (Unaudited)
                         -------------------------------------------------------------------------------------------

OPERATIONS
   Net investment
     income (loss) ........ $  30,705        $  52,791    $    (6,675)     $ (10,668)    $   (5,471)      $  (7,980)
   Net realized gain (loss
      On investments and
       foreign currencies ..  (15,213)        (16,768))        (31,378)        89,453)       (43,364)          49,534
   Net change in unrealized
    appreciation on investments
    and foreign currencies .    6,682            7,296         (8,953)         41,380         60,943        (10,287)
                                -----            -----         ------          ------         ------        -------
   Net increase (decrease) in
   net assets ..............   22,174           43,319        (47,006)        120,165         12,108          31,267
                               ------           ------        -------         -------         ------          ------
   Net equalization (debits)
      credits ..............     (482)           1,072               0              0              0               0
                               ------           ------        -------         -------         ------          ------
DIVIDENDS PAID TO SHAREHOLDERS
   Dividends from net
      investment income .... (29,545)          (54,239)              0              0              0               0
                             -------           -------               -              -              -               -
   Dividends from capital
      gain                         0                 0         (22,842)             0              0               0
                             (29,545)          (54,239)        (22,842)             0              0               0
                             -------           -------         -------              -              -               -

FUND SHARE TRANSACTIONS
   Net proceeds from
      shares sold ..........   22,908          453,736         668,236        246,344        929,642          55,339
   Dividends reinvested ....   29,775           39,722          21,270              0              0               0
   Payment for shares
      redeemed ............. (388,171)        (137,564)       (330,435)      (177,649)       (71,809)       (255,567)
                             --------         --------        --------       --------        -------        --------
   Net increase (decrease)
      In net assets from fund
      Share transactions ... (335,488)          355,894         359,071         68,695        857,833        (200,228)
                             --------           -------         -------         ------        -------        --------
   Net increase (decrease)
      in net assets ........ (343,341)          346,046         289,223        188,860        869,941        (168,961)
   NET ASSETS,
     BEGINNING OF PERIOD ... 1,292,761          946,715         715,286        526,426        231,245         400,206
                             ---------          -------         -------        -------        -------         -------
   NET ASSETS,
      END OF PERIOD ........$  949,420       $1,292,761     $ 1,004,509      $ 715,286    $ 1,101,186     $   231,245
                            ==========       ==========     ===========      =========    ===========     ===========

CHANGES IN SHARES OUTSTANDING
   Shares sold .............    1,708            34,168          37,019         13,446        129,038           7,403
   Shares issued on reinvestment
      of dividends .........    2,213             2,948           1,195              0           0                  0
   Shares redeemed .........  (28,786)          (10,221)         17,855       (11,283)       (10,730)        (34,577)
                              -------           -------          ------       -------        -------         -------
   Net increase (decrease)
      in shares
      outstanding ..........  (24,865)            26,895         20,359          2,163        118,308        (27,174)
                              =======             ======         ======          =====        =======        =======


                        See notes to financial statements

*Commencement of operations



                              MONTEREY MUTUAL FUND
                       Statements of Changes in Net Assets
                                   (Continued)


                                                                                    PIA
                                                      MURPHY                   SHORT-TERM
                                                     NEW WORLD                 GOVERNMENT                   PIA
                                                    TECHNOLOGY                  SECURITIES               GLOBAL BOND
                                         ----------------------------------------------------------------------------
                                           For the Six       For the      For the Six        For the      April 1,*
                                          months ended     year ended    months ended      year ended       1997
                                             May 31,         Nov.30,        May 31,          Nov.30,       through
                                              1997            1996           1997             1996      May 31, 1997
                                              ----            ----           ----             ----      ------------
                                           (Unaudited)                    (Unaudited)                    (Unaudited)
                                         ----------------------------------------------------------------------------
OPERATIONS
    Net investment income (loss) .......  $  (11,520)   $   (11,928)    $    648,736    $   300,274      $  7,654
    Net realized gain (loss) on
      investments and foreign
      currencies .......................       20,776         20,751         (7,849)         19,098          4,593
   Net change in unrealized appreciation
      on investments and foreign
      currencies .......................     (73,074)         87,955        (22,356)         87,797       (25,285)
   Net increase (decrease) in
      net assets resulting from
      operations .......................     (63,818)         96,778         618,531        407,169       (13,038)
                                             -------          ------         -------        -------       -------
   Net equalization (debits) credits ...           0              0               0              0              0
                                             -------          ------         -------        -------       -------


DIVIDENDS PAID TO SHAREHOLDERS
   Dividends from net
   investment income ...................            0              0       (648,736)      (300,274)              0
   Dividends from capital gain .........     (25,966)       (28,439)        (19,653)       (29,522)              0
                                             -------        -------         -------        -------               -
                                             (25,996)       (28,439)       (668,389)      (329,796)              0
                                             -------        -------        --------       --------      ----------

FUND SHARE TRANSACTIONS
   Net proceeds from shares sold .......      644,671        604,440       6,914,780     17,827,441      4,610,000
   Dividends reinvested ................       24,991         28,186         604,148        247,478              0
   Payment for shares redeemd ..........    (131,858)       (95,434)     (1,525,468)    (1,093,071)              0
                                            --------        -------      ----------     ----------      ----------
   Net increase (decrease) in net
      assets from fund share
      transactions .....................      537,804        537,192       5,993,460     16,981,848      4,610,000
                                              -------        -------       ---------     ----------      ---------
   Net increase (decrease)
      in net assets ....................      448,020        605,531       5,943,602     17,059,221      4,596,962
   NET ASSETS, BEGINNING
      OF PERIOD ........................      886,364        280,833      20,464,172      3,404,951              0
                                              -------        -------      ----------      ---------     ----------
   NET ASSETS, END
      OF PERIOD ........................  $ 1,334,384      $ 886,364    $ 26,407,774   $ 20,464,172    $ 4,596,962
                                          ===========      =========    ============   ============    ===========

CHANGES IN SHARES OUTSTANDING
   Shares sold .........................       34,120         30,965         679,920      1,751,176        225,029
   Shares issued on reinvestment
      of dividends .....................        1,245          1,551          59,343         24,510              0
   Shares redeemed .....................      (7,076)        (5,056)       (149,569)      (108,439)              0
                                              ------         ------        --------       --------      ----------
   Net Increase (decrease) in
      shares outstanding ...............       28,289         27,460         589,694      1,667,247        225,029
                                               ======         ======         =======      =========        =======


                        See notes to financial statements

*Commencement of operations


                              MONTEREY MUTUAL FUND
                  Notes to Financial Statements - May 31, 1997
                                  (Unaudited)


NOTE 1. ORGANIZATION

     Monterey Mutual Fund (the "Fund"), formerly Monitrend Mutual Fund, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of eight series of shares: the PIA Short Term Government Securities Series, the Camborne Government Income Series (formerly Government Income), the OCM Gold Series (formerly Gold), the PIA Equity Series (formerly Growth), the Murphy New World Biotechnology Series (formerly Gaming and Leisure), the Murphy New World
Technology Series (formerly Technology), the Murphy New World Technology Convertibles Series (formerly Growth & Income), and the PIA Global Bond Series (collectively the "Series"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for each of the series are: (1) the PIA Short-Term Government Securities Series, (the "Short-Term Government Series"), to provide investors a high level of current income, consistent with low volatility of principal through investing in short term, adjustable rate and floating rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) the Camborne Government Income Series, (the "Government Series"), growth of capital, whether over the short or long-term, income and preservation of capital; (3) the OCM Gold Series, (the "Gold Series"), long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals; (4) the PIA Equity Series, (the "Equity Series"), long-term growth of capital; (5) the Murphy New World Biotechnology Series, (the "Biotechnology Series"), long-term growth of capital through investing primarily in equity securities of companies that its investment adviser believes can produce products or services that provide or benefit from advances in biotechnology; (6) the Murphy New World Technolgy Series, (the "Technology Series"), long-term growth of capital through investing primarily in equity securities of companies that its investment adviser believes can produce products or services that provide or benefit from advances in technology; (7) the Murphy New World Technology Convertibles Series (the "Convertibles Series"), to maximize total return through a combination of capital appreciation and income; and (8) the PIA Global Bond Series, (the "Global Bond Series"), to provide a high level of current income through investing in bonds denominated in U.S. dollars and other currencies.

NOTE 2. SIGNIFICANT  ACCOUNTING POLICIES

     The following is a summary of significant  accounting  policies followed by
the  Series  in  the   preparation   of  its  financial   statements.

     Security Valuation--Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of such securities exchanges, Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair market value). Short-term investments which mature after 60 days are valued at market. Stock Index Futures, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges.

     Options--When a call is written, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which was written either expires on its stipulated expiration date, or a closing purchase transaction is entered into, a gain is realized (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a capital gain or loss is realized from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The premium paid for the purchase of a call or a put option is included in the asset section of the Statement of Assets and Liabilities as an investment and is subsequently adjusted to the current market value of the option. If a purchased option expires on its stipulated expiration date, a loss is realized in the amount of the cost of the option. If a closing sale transaction is entered into, a gain or loss will be realized depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a put option is exercised, a gain or loss will be realized from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

     Stock Index Futures--The Equity Series, the Biotechnology Series, the Technology Series, the Convertibles Series, and the Global Bond Series may from time to time enter into Stock Index Futures contracts as a hedge to provide protection against adverse movements in the prices

                             MONTEREY MUTUAL FUND
                  Notes to Financial Statements - May 31, 1997
                                  (Unaudited)


of securities in the portfolio. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market value of the common stocks so included. When a Fund enters into a stock index futures contract, it is required to pledge to the clearing broker an amount of cash and/or securities equal to approximately 5% of the contract amount. This amount is known as the "initial margin". Pursuant to the stock index futures contract, the Fund agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the day and the price at which the futures contract was originally struck. Such payments, known as the "variation margin", are recorded by the Fund as unrealized gains or losses. When the futures contract expires or is closed by the Fund, it realizes a gain or loss.

     Financial Instruments with Off Balance Sheet Risk--Futures contracts involve elements of market risk and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of exposure to off balance sheet risk.

     The predominant market risk is that movements in the prices of the Fund's portfolio securities being hedged may not correlate perfectly with the movement in the prices of the future contracts. The lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.

     Futures contracts are purchased only on exchanges. The exchange acts as the counterparty to the Fund's futures transactions; therefore the Fund's credit risk is limited to the failure of the exchange.

     Treasury Bond Futures--The Government Series may from time to time enter into Treasury Bond futures contracts as a hedge to provide protection against adverse movements in the prices of securities in the portfolio. A Treasury Bond future assigns relative values to a $100,000 par value of a 30 year U.S. Treasury Bond with an 8% coupon, and the value fluctuates with changes in the market value of the government security so included. Upon entering into a Treasury Bond futures contract, Government is required to pledge to the clearing broker an amount of cash and/or securities equal to approximately 5% of the contract amount. This amount is known as the "initial margin". Pursuant to the Treasury Bond futures contract, Government agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the treasury bond futures value at the close of the day and the price at which the futures contract was originally struck. Such payments, known as the "variation margin", are recorded by Government as unrealized gains or losses. When the futures contract expires or is closed by Government, Government realizes a gain or loss.

     Federal Income Taxes--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore the Series paid no Federal income taxes and no Federal income tax provision was required. At November 30, 1996, Convertibles had a capital loss carry forward of $1,172,145 expiring as follows: $330 in 1997, $414,384 in 1998, $739,182 in 1999 and $18,249 in 2002. Gold had a capital loss carryover of $2,099,578 expiring as follows: $193,276 in 1998, $95,110 in 1999, $335,282 in 2000, $348,419 in 2001,
$1,039,696 in 2002 and $87,795 in 2003. Government had a capital loss carry forward of $310,821 expiring as follows: $281,460 in 1998, $12,593 in 2003 and $16,768 in 2004. The Biotechnology Series had a capital loss carry forward of $64,053 expiring as follows: $2,547 in 2002 and $61,506 in 2003.

     Organizational Costs--These costs have been capitalized and are being amortized using the straight-line method over a period of sixty months beginning on commencement of operations

     Other--Securities transactions are recorded no later than the first business day after the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

     The Convertibles Series has an investment advisory agreement with Murphy Investment Management, Inc. ("Murphy"). The Convertibles Series pays Murphy a fee computed daily and payable monthly, at the following annual rate based upon daily net assets:

                             MONTEREY MUTUAL FUND
                  Notes to Financial Statements - May 31, 1997
                                  (Unaudited)



          ASSETS                             FEE RATE
          ------                             --------
          0 to $150 million ...............  0.625%
          $150 million to $250 million ....  0.500%
          Over $250 million ...............  0.375%

     The Biotechnology Series and Technology Series also have an investment advisory agreement with Murphy. Each Series pays Murphy a fee, computed daily and payable monthly, at an annual rate of 1.00% of their respective net assets.

     The Gold Series has an advisory agreement with Orrell Capital Management, a division of Orrell and Company, Inc. ("Orrell"). Under the agreement, the Gold Series pays Orrell a fee computed daily and payable monthly, at the following annual rates based upon daily net assets:

          ASSETS                             FEE RATE
          ------                             --------
          0 to $50 million ................    1.000%
          $50 million to $75 million ......    0.875%
          $75 million to $100 million .....    0.750%
          $100 million to $150 million ....    0.625%
          $150 million to $250 million ....    0.500%
          Over $250 million ...............    0.375%

     The Equity Series has an investment advisory agreement with Pacific Income Advisors, Inc. ("PIA"). Equity pays PIA a fee computed daily and payable monthly, at the following annual rate based upon daily net assets:


          ASSETS                             FEE RATE
          ------                             --------
          0 to $50 million ................   1.000%
          $50 million to $75 million ......    0.875%
          $75 million to $100 million .....    0.750%
          $100 million to $150 million ....    0.625%
          $150 million to $250 million ....    0.500%
          Over $250 million ...............    0.375%

     The Short-Term Government Series and Global Bonds Series each has an investment advisory agreement with PIA. Each Series pays PIA a fee, computed daily and payable monthly, at an annual rate of 0.20% and .40%, respectively, of their net assets.

     The Government Series has both an investment advisory agreement and a sub-advisory agreement with PIA. Under the agreements, Government pays PIA fees, computed daily and payable monthly, at an annual rate of 0.40% of the Government Fund's daily net assets; and PIA pays Camborne a fee computed daily and paid monthly at an annual rate of 0.20% of the Government Fund's daily net assets.

     During the six months ended May 31, 1997 the advisers agreed to reimburse the series for expenses (except distribution fees) in excess of 2.44% of average net assets (for the Gold, Equity, Biotechnology, Technology and Convertibles Series), 1.10% of average net assets for the Government Series, 0.51% of average net assets of the Global Bond Series and 0.30% of average net assets of the Short-Term Government Series. As a result, the advisers accrued reimbursement to the Convertibles Series (28,611), Gold Series (27,009), Government Series (27,517), Equity Series (34,185), Biotechnology Series (28,255), Technology Series (30,960), Short-Term Government Series (33,697), and Global Bond Series (8,240) in addition to foregoing their advisory fees.

                             MONTEREY MUTUAL FUND
                  Notes to Financial Statements - May 31, 1997
                                  (Unaudited)


     The Series has a fund accounting and administrative agreement with American Data Services, Inc. ("ADS"). ADS receives a fee, computed daily and payable monthly, at an annual rate of .1% of average daily net assets, subject to a monthly minimum.

NOTE 4.  DISTRIBUTION  AGREEMENT AND PLAN

     Syndicated Capital, Inc. serves as the Distributor of each Series's shares. The President and sole shareholder of the Distributor is also the Chairman and minority shareholder of PIA, as well as a trustee of the Trust.

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes each Series, exept the Global Bond Series, to reimburse the Distributor for marketing expenses incurred in distributing shares of each Series, including the cost of printing sales material and making payments to dealers in each Series's shares, in any fiscal year, subject to a limit of 0.99% for the Gold and Equity Series, 0.25% for the Biotechnology, Technology and Convertibles Series, 0.10% for the Government Series, and 0.05% for the Short-Term Government Series. The Distributor and/or the advisers will bear such expenses beyond this limitation. For the six months ended May 31, 1997, the following amounts were paid or accrued for such expenses: Convertibles ($583), Gold ($7,969), Government ($495), Equity ($4,044), Biotechnology ($1,380), Technology ($3,642), Short-Term Government ($5,545).

NOTE 5. PURCHASES AND SALES OF SECURITIES

     The cost of purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 1997, were as follows:


                                                  PURCHASES       SALES
               Convertibles Series                $608,323    $1,524,285
               Gold Series                         459,069       195,495
               Government Series                   504,817       646,574
               Equity Series                       450,258       140,331
               Biotechnology Series                842,763       123,843
               Technology Series                   569,209       133,677
               Short-Term Government Series      15,950,602    8,036,501
               Global Bond Series                 4,428,477      795,757

Unrealized appreciation and depreciation on investments at May 31, 1997, based on cost for Federal income taxes, are as follows:

                                        Unrealized        Unrealized
                                        Appreciation      Depreciation        Net
          Convertibles Series             $2,654           $     0          $2,654
          Gold Series                     35,833          (464,123)       (428,290)
          Government Series               39,601            (3,846)         35,755
          Equity Series                  261,880            (5,702)        256,178
          Biotechnology Series            66,549           (45,661)         20,888
          Technology Series              213,202          (175,831)         37,371
          Short-Term Government Series    76,471            (3,364)         73,107
          Global Bond Series               5,792           (48,479)        (42,687)




                              MONTEREY MUTUAL FUND
                    MURPHY NEW WORLD TECHNOLOGY CONVERTIBLES
                              Financial Highlights
                (For a share outstanding throughout each period)


                                         For the six months                               For the Year Ended November 30,
                                         ended May 31, 1997*          1996          1995          1994          1993          1992
                                        -------------------------------------------------------------------------------------------
                                             (Unaudited)
Net asset value, beginning
   of period ...........................       $  26.64             $  21.42      $  16.67      $  17.20      $  18.53     $  19.20

INCOME FROM INVESTMENT OPERATIONS
Net investment income ..................          (.06)                 0.01          0.02          0.09          0.07         0.16
Net realized and unrealized gain (loss)
   on investments ......................           .26                  5.23          4.82         (0.58)        (1.22)       (0.67)
Total from investment operations .......           .20                  5.24          4.84         (0.49)        (1.15)       (0.51)

LESS DISTRIBUTIONS
Dividends from net investment income ...             0                 (0.02)        (0.09)        (0.04)        (0.18)       (0.16)
Total distributions ....................             0                 (0.02)        (0.09)        (0.04)        (0.18)       (0.16)
Net asset value, end of period .........      $  26.84             $   26.64     $   21.42    $    16.67      $  17.20    $   18.53
Total return** .........................           .75%                24.49%        29.19%        (2.86%)       (6.26%)     (2.68%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (in 000's) ..........................         1,542%                1,560%        1,377%        1,573%        2,538%       6,149%
Ratio of expenses to average
   net assets# .........................          2.44%+                2.26%         2.44%         2.44%         2.44%        2.44%
Ratio of net investment income
   (loss) to average net assets ........          (.45%)+               0.04%         0.10%         0.46%         0.21%        0.57%
Portfolio turnover rate ................         53.16%                80.93%       151.86%            0%         1.59%        4.52%
Average commission rate per share ......     $  0.10950           $  0.13859


+     Annualized
**    Excluding sales charge.  Not annualized for periods less than a year.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratios of expenses to average net assets would have been 6.12%, 5.11%, 6.08%, 5.46%, 4.39% and 3.46% respectively.
* On 12/31/96 Murphy Investment Management, Inc. became the Fund's investment adviser.




                       See notes to financial statements


                         MONTEREY MUTUAL FUND, OCM GOLD
                              Financial Highlights
                (For a share outstanding throughout each period)







                                          For the six months               For the Year Ended November 30,
                                          ended May 31, 1997++   1996*            1995*         1994          1993          1992
                                             (Unaudited)
                                         ------------------------------------------------------------------------------------------

Net asset value, beginning
of period ...............................      $8.29          $   5.91         $   5.87      $  11.94      $  9.84     $    14.49

INCOME FROM INVESTMENT OPERATIONS
Net investment income ...................       (.07)            (0.15)           (0.09)        (0.15)        (0.09)         0.01
Net realized and unrealized gain (loss)
on investments ..........................       (.78)             2.53             0.13         (5.92)         2.20         (4.66)
                                               ------            -----             ----         -----         -----         -----
Total from investment operations ........       (.85)             2.38             0.04         (6.07)         2.11         (4.65)
                                               -----             -----             ----         -----         -----         -----
LESS DISTRIBUTIONS
Dividends from net investment
income ..................................          0              0.00             0.00          0.00         (0.01)         0.00
                                               -----             -----             ----         -----         -----         -----
Total distributions .....................          0              0.00             0.00          0.00         (0.01)         0.00
                                               -----             -----             ----         -----         -----         -----
Net asset value, end of period ..........   $   7.44          $   8.29         $   5.91      $   5.87     $   11.94     $    9.84
Total return** ..........................     (10.25%)           40.27%            0.68%       (50.84%)       21.47%       (32.09%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in 000's) ..............................      1,673             1,531%             421%        1,274%        3,147%        2,493%
Ratio of expenses to average
net assets# .............................       2.44%+            2.37%            2.44%         2.45%         2.43%         2.45%
Ratio of net investment income
(loss) to average net assets ............      (1.73%)+          (1.72)%          (1.57)%       (1.26%)       (0.84%)        0.06%
Portfolio turnover rate .................      13.08%            35.70%           15.57%          229%          969%          626%
Average commission rate per share .......   $  .02841         $  .05482


+         Annualized
*         Based on average shares outstanding.
**        Excluding sales charge. Not annualized for periods less than a year.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratios of expenses to average net assets would have been 5.79%, 6.15%, 12.52%, 5.58%, 4.55% and 4.71% respectively.
++ On 12/13/96 Orrell and Company, Inc. became the Fund's investment adviser.



                       See notes to financial statements


                        MONTEREY MUTUAL FUND, PIA EQUITY
                              Financial Highlights
                (For a share oustanding throughout each period)




                                            For the six months            For the Year Ended November 30,
                                           ended May 31, 1997++  1996        1995         1994         1993           1992
                                                (Unaudited)
                                           --------------------------------------------------------------------------------

Net asset value, beginning
of period ...................................... $  13.59    $   13.88    $  12.76     $  14.16    $   13.13      $   13.90
                                                 --------    ---------    --------     --------    ---------      ---------

INCOME FROM INVESTMENT OPERATIONS
Net investment income ..........................      .42         0.73        0.81         0.87         0.72           0.56
Net realized and unrealized gain (loss)
on investments .................................     (.09)       (0.28)       1.12        (1.39)        1.08          (0.68)
                                                 --------    ---------    --------     --------    ---------      ---------
Total from investment operations ...............      .33         0.45        1.93        (0.52)        1.80          (0.12)
                                                 --------    ---------    --------     --------    ---------      ---------

LESS DISTRIBUTIONS
Dividends from net investment income ...........     (.41)       (0.74)      (0.81)       (0.88)       (0.77)         (0.65)
                                                 --------    ---------    --------     --------    ---------      ---------
Total distributions ............................     (.41)       (0.74)      (0.81)       (0.88)       (0.77)         (0.65)
                                                 --------    ---------    --------     --------    ---------      ---------
Net asset value, end of period ................. $  13.51   $    13.59    $  13.88      $ 12.76    $   14.16       $  13.13
                                                 ========   ==========    ========      =======    =========       ========

Total return** .................................     2.48%       (3.42%)     15.56%       (3.75%)      13.96%         (0.93%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in 000's) ...................................      949        1,293%        947%         882%       1,280%         1,893%
Ratio of expenses to average
  net assets# ..................................    1.10%+        1.07%       1.10%        1.10%        1.10%          2.17%
Ratio of net investment income
  (loss) to average net assets .................     6.22%+       5.35%       6.04%        6.47%        5.14%          4.32%
Portfolio turnover rate ........................    55.85%      129.17%      91.03%       66.36%         118%           159%


+       Annualized
**      Excluding sales charge. Not annualized for periods less than a year.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratios of expenses to average net assets would have been 6.67%, 5.68%, 5.73%, 5.52%, 3.66% and 3.86% respectively.
++ On 12/13/96 Camborne Investment Corp. became the Fund's investment sub-adviser.


                       See notes to financial statements



                        MONTEREY MUTUAL FUND, PIA EQUITY
                              Financial Highlights
                (For a share outstanding throughout each period)






                                                For the six   Year ended  Year ended    Year ended      Year ended       April 1
                                                months ended   Nov. 30,     Nov. 30,      Nov. 30,        Nov. 30,     thru Nov. 30,
                                                May 31, 1997++  1996*        1995*         1994            1993           1992
                                               ------------------------------------------------------------------------------------
                                                (Unaudited)

Net asset value, beginning of period ........      $19.63       $15.36    $   11.12     $   13.35       $   13.59      $   12.00
                                                   ------       ------    ---------     ---------       ---------      ---------

INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) .......................        (.14)       (0.37)       (0.24)        (0.52)          (0.20)         (0.04)
Net realized and unrealized gain (loss)
   on investments ...........................       (1.13)        4.64         4.48         (1.71)          (0.04)          1.63
                                                   ------       ------    ---------     ---------       ---------      ---------
Total from investment operations ............       (1.27)        4.27         4.24         (2.23)          (0.24)          1.59
                                                   ------       ------    ---------     ---------       ---------      ---------
LESS DISTRIBUTIONS
Dividends from net investment income ........           0         0.00         0.00          0.00            0.00           0.00
                                                   ------       ------    ---------     ---------       ---------      ---------
Dividends from Capital Gains ................        (.68)        0.00         0.00          0.00            0.00           0.00
                                                   ------       ------    ---------     ---------       ---------      ---------
Total distributions .........................        (.68)        0.00         0.00          0.00            0.00           0.00
                                                   ------       ------    ---------     ---------       ---------      ---------
Net asset value, end of period ..............    $   17.68   $   19.63    $   15.36     $   11.12       $   13.35      $   13.59
                                                 =========   =========    =========     =========       =========      =========
Total return** ..............................       (6.49%)      27.80%       38.13%       (16.70%)         (1.77%)        13.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ........       1,005          715          526           610           1,261            557
Ratio of expenses to average net assets# ....        2.44%+       2.25%        2.44%         2.44%           2.44%          2.44%+
Ratio of net investment income (loss) to average
   net assets ....................                  (1.63%)+     (2.07%)      (2.21%)       (2.22%)         (2.02%)        (1.31%)+
Portfolio turnover rate .....................       22.92%       41.22%       23.75%        26.57%             26%             3%
Average commission rate per share ...........    $ .06000    $   .10548



+       Annualized.
*       Based on average shares outstanding.
**      Excluding sales charge. Not annualized for periods less than a year.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been 10.79%, 11.73%, 11.44%, 8.52%, 6.44% and 12.12%, respectively.
++ On 12/13/96 Pacific Income Advisers, Inc. became the Fund's investment adviser.

                       See notes to financial statements


                              MONTEREY MUTUAL FUND
                         MURPHY NEW WORLD BIOTECHNOLOGY
                              Financial Highlights
                (For a share outstanding throughout each period)








                                                     For the six      Year ended     Year ended   Year ended   Year ended
                                                    months ended        Nov. 30,       Nov. 30,     Nov. 30,     Nov. 30,
                                                   May 31, 1997++        1996*          1995*        1994          1993
                                                   -----------------------------------------------------------------------
                                                     (Unaudited)

Net asset value, beginning of period ...........      $   7.19         $   6.74     $   6.12     $   7.99     $   8.00
                                                      --------         --------     --------     --------     --------

INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) ..........................          (.09)           (0.17)       (0.15)       (0.08)       (0.01)
Net realized and unrealized gain
on investments .................................           .22             0.62         0.77        (1.79)        0.00
                                                       --------         --------     --------     --------     --------
Total from investment operations ...............           .13             0.45         0.62        (1.87)       (0.01)
                                                       --------         --------     --------     --------     --------

LESS DISTRIBUTIONS
Dividends from net investment income ...........             0             0.00         0.00         0.00         0.00
                                                       --------         --------     --------     --------     --------
Total distributions ............................             0             0.00         0.00         0.00         0.00
                                                       --------         --------     --------     --------     --------
Net asset value, end of period .................      $    7.32         $  7.19     $   6.74     $   6.12     $   7.99
                                                      =========         =======     ========     ========     ========
Total return** .................................          1.81%            6.67%       10.13%      (23.40%)      (0.13%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ...........          1101%             231          400          824         634
Ratio of expenses to average net assets ........          2.64%+           2.65%        2.89%        2.89%        2.70%+
Ratio of net investment income (loss) to average
net assets# ....................................         (2.43%)+         (2.31%)      (2.18%)      (1.18%)      (2.03%)+
Portfolio turnover rate ........................         31.51%           02.79%       36.89%       26.58%            0%
Average commission rate per share ..............   $    .06923      $    .09613



+       Annualized.
*       Based on average shares outstanding.
**      Excluding sales charge. Not annualized for periods less than a year.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been 15.20, 15.28%, 9.96%, 6.40% and 5.19%, respectively.
++ On 12/20/96 Murphy Investment Management became the Fund's investment adviser.



                              MONTEREY MUTUAL FUND
                          MURPHY NEW WORLD TECHNOLOGY
                              Financial Highlights
                (For a share outstanding throughout each period)


                                        For the six       Year ended    Year ended    Year ended   Year ended
                                       months ended        Nov. 30,      Nov. 30,      Nov. 30,     Nov. 30,
                                      May 31, 1997++         1996*         1995*         1994         1993
                                      --------------         -----         -----         ----         ----
                                        (Unaudited)

Net asset value,
 beginning of period .................    $20.51            $17.81        $14.35        $14.82       $15.00
                                          ------            ------        ------        ------       ------

INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) ................    (0.21)            (0.40)        (0.32)        (0.18)       (0.01)
Net realized and unrealized (loss)
on investments .......................    (1.04)             4.86          4.19         (0.29)       (0.17)
                                          -----              ----          ----         -----        -----
Total from investment operations .....    (1.25)             4.46          3.87         (0.47)       (0.18)
                                          -----              ----          ----         -----        -----

LESS DISTRIBUTIONS
Dividends from net investment income .       0               0.00          0.00          0.00         0.00
Dividends from Capital Gains .........     (.60)            (1.76)        (0.41)         0.00         0.00
                                           ----             -----         -----          ----         ----
Total distributions ..................     (.60)            (1.76)        (0.41)         0.00         0.00
                                           ----             -----         -----          ----         ----
Net asset value, end of period .......     18.66             20.51        $17.81       $0014.35      $14.82
                                           =====             =====        ======       ========      ======
Total return** .......................    (6.30%)           26.32%        26.95%       (3.17%)      (1.20%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) .     1334               886           281           283          38
Ratio of expenses to average
  net assets# ........................    2.44%+             2.34%         2.44%         2.44%       1.70%+
Ratio of net investment income
  (loss) to average net assets .......   (2.24%)+          (2.06%)        (1.97%)       (1.79%)     (1.63%)+
Portfolio turnover rate ..............    14.83%            17.33%        40.77%        29.26%         0%
Average commission rate per share ....    $.11082           $.07989



+     Annualized.
*     Based on average shares outstanding.
**    Excluding sales charge.  Not annualized for periods less than a year.
#     Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been 8.46%,
      10.44%, 18.74%, 11.19% and 30.48%, respectively.
++    On  12/13/96  Murphy  Investment  Management  became  the  Fund's  investment adviser.

                        See notes to financial statements



                              MONTEREY MUTUAL FUND
                      PIA SHORT-TERM GOVERNMENT SECURITIES
                              Financial Highlights
                (For a share outstanding throughout each period)


                                          For the six       Year ended       Year ended    April 22,1994 thru
                                         months ended        Nov. 30,         Nov. 30,          Nov. 30,
                                         May 31, 1997          1996             1995              1994
                                         ------------          ----             ----              ----
                                          (Unaudited)

Net asset value,
  beginning of period ...................     $10.21         $10.12             $9.98            $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) ...................       .30            0.56              0.57              0.27
Net realized and unrealized gain
on investments ..........................      (.02)           0.19              0.14            (0.02)
Total from investment operations ........       .28            0.75              0.71              0.25

LESS DISTRIBUTIONS
Dividends from net investment income ....      (.30)          (0.56)            (0.57)            (0.27)
Dividends from capital gains ............      (.01)          (0.10)                0)                0)
Total distributions .....................      (.31)          (0.66)                0)                0)
Net asset value, end of period ..........      10.18          $10.21            $10.12             $9.98
Total return** ..........................      2.74%           7.68%             7.50%             2.50%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ....     26,408          20,464            3,405+            2,041+
Ratio of expenses to average
  net assets# ...........................      .30%+          0.44%             0.46%            0.44%+
Ratio of net investment income (loss)
to average net assets ...................     5.83%+          5.51%             5.71%            4.68%+
Portfolio turnover rate .................     43.77%         21.54%           163.55%           209.94%



+     Annualized.
**    Excluding sales charge.  Not annualized for periods less than a year.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been .60%, 1.19%, 2.01% and 3.46%, respectively.

                       See notes to financial statements


                      MONTEREY MUTUAL FUND, PIA GLOBAL BOND
                              Financial Highlights
                (For a share outstanding throughout each period)



                                                           April 1, 1997
                                                   (Commencement of Operations)
                                                       through May 31, 1997
                                                       --------------------
                                                            (Unaudited)


Net asset value, beginning
   of period ...........................................          $20.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income ..................................            0.12
Net realized and unrealized gain (loss)
   on investments and foreign currencies ...............             .31
                                                                 -------
Total from investment operations .......................            0.43
                                                                 -------
LESS DISTRIBUTIONS
Dividends from net investment income ...................               0
                                                                 -------
Total distributions ....................................               0
                                                                 -------
Net asset value, end of period .........................          $20.43
                                                                 =======
Total return** .........................................           2.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (in 000's) ..........................................           4,597
Ratio of expenses to average
   net assets+ .........................................            0.51%
Ratio of net investment income
   (loss) to average net assets+ .......................            3.57%
Portfolio turnover rate ................................            5.90%


+     Annualized
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been 4.35%.
**    Not annualized for periods less than a year.


                        See notes to financial statements